Commitments and Contingencies - Legal Matters (Details) $ in Millions		12 Months Ended
	Jul. 24, 2013 Oil_Gas_Pipeline_Company	Dec. 31, 2014 USD ($) item	Mar. 31, 2015 USD ($)
Southeast Louisiana Flood Protection Authority v. EP Energy Management, L.L.C.
Legal Matters
Number of oil, gas and pipeline companies against which a lawsuit was filed by the levee authority	97	97
Legal Matters
Legal Matters
Amount accrued		$ 2
Indemnification and Other Matters
Legal Matters
Amount accrued		$ 8	$ 8
Maximum | Legal Matters
Legal Matters
Amount accrued			$ 2